Note 15 - Earnings Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) as per consolidated statement of income	$ (21,385)	$ (68,864)	$ (62,762)	$ 34,994
Dividend to preferred shareholders - net of tax	2,374	2,062	4,717	4,275
Earnings (loss) available to shareholders	$ (23,759)	$ (70,926)	$ (67,479)	$ 30,719
Basic weighted average shares outstanding (in shares)	149,247,715	146,821,112	148,862,333	146,941,860
Basic earnings (loss) per share available to shareholders (in CAD per share)	$ (0.16)	$ (0.48)	$ (0.45)	$ 0.21
DILUTED EARNINGS (LOSS) PER SHARE
Earnings (loss) available to shareholders	$ (23,759)	$ (70,926)	$ (67,479)	$ 30,719
Increase (decrease) through conversion of convertible instruments, equity				2,088
Adjusted earnings (loss) available to shareholders	$ (23,759)	$ (70,926)	$ (67,479)	$ 32,807
Basic weighted average shares outstanding (in shares)	149,247,715	146,821,112	148,862,333	146,941,860
Restricted share grants (in shares)	2,377,279	2,884,809	2,704,346	2,866,591
Deferred share grants (in shares)	136,508	101,294	125,905	97,465
Convertible debentures (in shares)	39,574,831	38,804,494	39,574,831	38,804,494
Shares outstanding on a diluted basis (in shares)	191,336,333	188,611,709	191,267,415	188,710,410
Diluted earnings (loss) per share available to shareholders (in CAD per share)	$ (0.16)	$ (0.48)	$ (0.45)	$ 0.17